Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income
Unrealized holding gains (loss) on securities during the period, net of tax (benefit)	$ 432	$ 4,605
Change in funded status of defined benefit plan, net of tax benefits	69	252
Amortization of prior service included in net periodic pension expense, net of tax benefits	19	19
Amortization of net loss included in net periodic pension cost, net of taxes	$ 10	$ 38